Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Intangible assets	€ 67,565	€ 24,927	€ 3,632
Property, plant and equipment	103,378	66,052	23,137
Deferred tax assets	4,475	4,205	2,514
Non-current trade receivables	50,000	0	0
Non-current R&D incentives receivables	111,624	93,407	73,443
Other non-current assets	11,343	14,091	7,919
Non-current assets	348,384	202,682	110,645
Trade and other receivables	148,418	54,009	18,609
Current R&D incentives receivables	24,104	21,949	11,203
Current financial investments	3,026,278	3,919,216	0
Cash and cash equivalents	2,135,187	1,861,616	1,290,796
Other current assets	11,953	9,138	8,244
Current assets from continuing operations	5,345,941	5,865,927	1,328,851
Assets classified as held for sale	23,406	0	0
Total current assets	5,369,347	5,865,927	1,328,851
Total assets	5,717,731	6,068,609	1,439,496
Equity and liabilities
Share capital	291,312	287,282	236,540
Share premium account	2,727,840	2,703,583	1,277,780
Other reserves	(10,907)	(4,842)	(735)
Translation differences	(3,189)	(1,142)	(1,557)
Accumulated losses	(334,701)	(109,223)	(297,779)
Total equity	2,670,355	2,875,658	1,214,249
Retirement benefit liabilities	14,996	8,263	3,764
Non-current lease liabilities	23,035	19,558	0
Other non-current liabilities	8,096	6,989	1,578
Non-current deferred income	2,365,974	2,586,348	0
Non-current liabilities	2,412,101	2,621,158	5,342
Current lease liabilities	6,401	5,826	0
Trade and other liabilities	172,386	143,434	68,928
Current tax payable	1,248	2,037	1,175
Current financial instruments	3,164	6,198	0
Current deferred income	443,159	414,298	149,801
Current liabilities from continuing operations	626,357	571,793	219,905
Liabilities directly associated with assets classified as held for sale	8,917	0	0
Current liabilities	635,274	571,793	219,905
Total liabilities	3,047,375	3,192,951	225,247
Total equity and liabilities	€ 5,717,731	€ 6,068,609	€ 1,439,496